COMMON SHARES (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
COMMON SHARES
Common shares, issued	101,560,744	101,366,544
Common shares, outstanding	101,560,744	101,366,544
Issuance of shares
Common shares issued as a result of the exercise of shares options and issuance of restricted shares	194,200	53,529
Shares options exercised		39,100
Restricted shares issued	194,200	14,429